                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06053

Morgan Stanley Insured Municipal Bond Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL BOND TRUST
PORTFOLIO OF INVESTMENTS  January 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                              COUPON         MATURITY
THOUSANDS                                                                               RATE            DATE            VALUE
---------                                                                               ----            ----            -----

              TAX-EXEMPT MUNICIPAL BONDS (139.3%)
              General Obligation  (15.3%)
  $2,000      North Slope Borough, Alaska, Ser 2000 B (MBIA)                             0.00%        06/30/11        $1,597,680
   2,000      Mount San Antonio Community College District,  California,                 5.00         08/01/28         2,110,640
                2001 Ser B (MBIA)
   2,000      Hawaii, Ser 2001 (FGIC)                                                   5.375         08/01/18         2,232,340
   1,500      Chicago Park District, Illinois, Harbor Ser 2003 C (Ambac)                 5.00         01/01/24         1,598,880
              Illinois,
   1,400        Ser 2000 (MBIA)                                                          5.75         12/01/17         1,587,334
   1,300        Ser 2000 (MBIA)                                                          5.75         12/01/18         1,473,953
  ------                                                                                                              ----------
  10,200                                                                                                              10,600,827
  ------                                                                                                              ----------

              Educational Facilities Revenue  (5.3%)
   1,500      New Hampshire Health & Education Facilities Authority, University         5.125         07/01/33         1,573,845
                of New Hampshire Ser 2001 (Ambac)
   2,000      New York State Dormitory Authority, St John's University Ser 1996          5.70         07/01/26         2,125,660
  ------        (MBIA)                                                                                                ----------

   3,500                                                                                                               3,699,505
  ------                                                                                                              ----------
              Electric Revenue  (8.1%)
   1,400      Alaska Industrial Development & Export Authority, Snettisham               5.00         01/01/27         1,430,478
                Hydroelectric 1st Ser (AMT) (Ambac)
   1,000      Long Island Power Authority, New York, Ser 2004 A (Ambac)                  5.00         09/01/34         1,046,870
   1,000      South Carolina Public Service Authority, 1997 Refg Ser A (MBIA)            5.00         01/01/29         1,041,880
   1,000      Lower Colorado River Authority, Texas, Ser 2004 (FGIC)                     5.00         05/15/25         1,060,250
   1,000      Grant County Public Utility District No 2, Washington, Wanapum             5.00         01/01/34         1,040,010
  ------        Hydro Refg Ser 2005 A (FGIC) (WI)                                                                     ----------
   5,400                                                                                                               5,619,488
  ------                                                                                                              ----------
              Hospital Revenue  (12.5%)
   2,000      Mesa Industrial Development Authority, Arizona, Discovery Health          5.875         01/01/16         2,258,180
                Ser 1999 A (MBIA)
   1,000      Illinois Finance Authority, Swedishamerican Health System                  5.00         11/15/31         1,037,560
                Ser 2004 (Ambac)
   2,000      University of Missouri, Health Ser 1996 A (Ambac)                          5.50         11/01/16         2,136,560
   2,000      New York State Dormitory Authority, Memorial Sloan Kettering               5.00         07/01/24         2,126,080
                2003 Ser I (MBIA)
   1,000      University of North Carolina, Hospitals at Chapel Hill Ser 1999            5.00         02/15/24         1,069,560
  ------        (Ambac)                                                                                               ----------
   8,000                                                                                                               8,627,940
  ------                                                                                                              ----------
              Mortgage Revenue - Multi-Family  (4.0%)
   2,640      New York State Housing Finance Agency, 1996 Ser A Refg (FSA)               6.10         11/01/15         2,772,845
  ------                                                                                                              ----------

              Mortgage Revenue - Single Family  (3.5%)
   1,355      New Jersey Housing Mortgage Finance Authority, Home Buyer                 5.875         10/01/31         1,361,924
                Ser 2000 CC (AMT) (MBIA)
   1,015      Virginia Housing Development Authority, 2001 Ser J (MBIA)                  5.20         07/01/19         1,035,239
  ------                                                                                                              ----------
   2,370                                                                                                               2,397,163
  ------                                                                                                              ----------
              Public Facilities Revenue  (6.9%)
   3,000      Broward County School Board, Florida, Ser 2001 A COPs (FSA)                5.00         07/01/26         3,152,460
   1,500      Jacksonville, Florida, Excise Tax Ser 2003 C (AMT) (MBIA)                  5.25         10/01/19         1,650,525
  ------                                                                                                              ----------
   4,500                                                                                                               4,802,985
  ------                                                                                                              ----------
              Recreational Facilities Revenue  (5.2%)
   1,250      College Park Business & Industrial Development Authority, Georgia,         5.75         09/01/26         1,419,600
                Civic Center Ser 2000 (Ambac)
   2,000      Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                          5.25         12/01/32         2,153,820
  ------                                                                                                              ----------
   3,250                                                                                                               3,573,420
  ------                                                                                                              ----------
              Tax Allocation Revenue  (3.1%)
   1,000      Long Beach Bond Finance Authority, California, Downtown North             5.375         08/01/18         1,119,950
                Long Beach Poly High and West Beach 2002 Ser A (Ambac)
   1,000      San Diego Redevelopment Agency, California, Centre City                    5.00         09/01/23         1,064,580
  ------        Ser 2004 A (XLCA)                                                                                     ----------
   2,000                                                                                                               2,184,530
  ------                                                                                                              ----------
              Transportation Facilities Revenue  (32.0%)
   2,000      Chicago, Illinois, O'Hare Int'l Airport Passenger Ser A (AMT) (Ambac)     5.375         01/01/32         2,096,160
   3,000      Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)            5.50         01/01/15         3,459,570
   1,500      Wayne County, Michigan, Detroit Metropolitan Wayne County                  5.50         12/01/17         1,658,445
                Airport Refg Ser 2002 D (AMT) (FGIC)
   3,000      Nevada Department of Business & Industry, Las Vegas Monorail              5.375         01/01/40         3,177,150
                1st Tier Ser 2000 (Ambac)
   2,500      New Hampshire, Turnpike 1991 Refg Ser B & C (FGIC)                     11.422[+/+]      11/01/17         2,965,075
              Metropolitan Transportation Authority, New York,
   1,000        State Service Contract Ser 2002 A (MBIA)                                 5.50         01/01/20         1,128,920
   2,000        State Service Contract Ser 2002 B (MBIA)                                 5.50         07/01/20         2,257,840
   1,000      Port Authority of New York & New Jersey, Cons 121 Ser (MBIA)#             5.125         10/15/30         1,058,640
   2,000      Southeastern Pennsylvania Transportation Authority, Ser A 1999             5.25         03/01/18         2,185,760
                (FGIC)
   2,000      Dallas-Forth Worth International Airport, Texas, Refg & Impr               5.50         11/01/31         2,114,560
  ------        Ser 2001 A (AMT) (FGIC)                                                                               ----------
  20,000                                                                                                              22,102,120
  ------                                                                                                              ----------
              Water & Sewer Revenue  (31.7%)
   1,000      Los Angeles Department of Water & Power, California, Water                 5.00         07/01/25         1,066,870
                2004 Ser C (MBIA)
   2,000      Miami Beach, Florida, Water & Sewer Ser 2000 (Ambac)                       5.75         09/01/25         2,254,780
   2,000      Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                          5.25         10/01/22         2,201,100
   2,000      Henry County Water & Sewer Authority, Georgia, Ser 2000 (FGIC)            5.625         02/01/30         2,212,160
   1,200      Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC)              5.25         07/01/17         1,318,368

   1,000      Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999                   5.25         05/15/17         1,087,980
                (Ambac)
   2,000      Allegheny County Sanitary Authority, Pennsylvania, Sewer Ser 2000          5.50         12/01/24         2,243,860
                (MBIA)
   2,000      Austin, Texas, Water & Wastewater Ser 2004 A (Ambac)                       5.00         11/15/27         2,113,220
   3,000      Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC)         5.25         05/15/23         3,304,290
   4,000      Norfolk, Virginia, Water Ser 1995 (MBIA)                                  5.875         11/01/20         4,179,560
  ------                                                                                                              ----------
  20,200                                                                                                              21,982,188
  ------                                                                                                              ----------
              Other Revenue (1.6%)
   1,000      California, Economic Recovery Ser 2004 A (MBIA)                            5.00         07/01/15         1,111,370
  ------                                                                                                              ----------

              Refunded (10.1%)
   1,750      Detroit, Michigan, Water Supply Ser 1999 A (FGIC)                          5.75        01/01/10+         1,989,995
   1,425      Port of Portland, Oregon, Portland Int'l Airport Ser Seven B (AMT)         7.10        01/01/12+         1,728,397
                (MBIA)
   3,000      Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)++         5.50         10/01/32         3,310,140
  ------                                                                                                              ----------
   6,175                                                                                                               7,028,532
  ------                                                                                                              ----------
  89,235      TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $88,293,102)                                                     96,502,913
  ------                                                                                                              ----------
              SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.6%)
   1,005      Bell County Health Facilities Development Corporation, Scott & White       1.90*        08/15/29         1,005,000
                Memorial Hospital Ser 2000 B-1 (MBIA) (Demand 02/01/05)
     300      Newport Beach, Hoag Memorial/Presbyterian Hospital Ser 1992                1.82*        10/01/22           300,000
                (Demand 02/01/05)
     500      Missouri Health & Educational Facilities Authority, Cox Health             1.90*        06/01/15           500,000
  ------        System Ser 1997 (MBIA) (Demand 02/01/05)                                                              ----------
   1,805      TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $1,805,000)                                      1,805,000
  ------                                                                                                              ----------

 $91,040      TOTAL INVESTMENTS (Cost $90,098,102) (a) (b)                              141.9%                        98,307,913
 =======
              OTHER ASSETS IN EXCESS OF LIABILITIES                                       1.5                          1,008,867

              PREFERRED SHARES OF BENEFICIAL INTEREST                                   (43.4)                       (30,061,248)
                                                                                        -----                         ----------
              NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                              100.0%                       $69,255,532
                                                                                        =====                         ==========

----------
Note:  The categories of investments are shown as a percentage of net assets applicable to common shareholders.

 AMT   Alternative Minimum Tax.
COPs   Certificates of Participation.
 ETM   Escrowed to maturity.
 WI    Security purchased on a when issued basis.
  +    Prerefunded to call date shown.
 ++    A portion of this security has been physically segregated in connection with open futures contracts in the amount of $48,750.
[+/+]  Current coupon rate for inverse floating rate municipal obligations.
       This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations has a total value of $2,965,075 which represents 4.3% of net assets applicable to common shareholders.
  #    Joint exemption in locations shown.
  *    Current coupon of variable rate demand obligation.
 (a)   Securities have been designated as collateral in an amount equal to
       $9,180,871 in connection with the open futures contracts.
 (b)   The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,217,968 and the aggregate gross unrealized depreciation is $8,157, resulting in net unrealized appreciation of
       $8,209,811.

Bond Insurance:
---------------
Ambac  Ambac Assurance Corporation.
 FGIC  Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
 MBIA  Municipal Bond Investors Assurance Corporation.
 XLCA  XL Capital Assurance Inc.

Futures Contracts Open at January 31, 2005:

                               DESCRIPTION/
NUMBER OF                     DELIVERY MONTH        UNDERLYING FACE      UNREALIZED
CONTRACTS   LONG/SHORT           AND YEAR           AMOUNT AT VALUE     DEPRECIATION
---------   ----------           --------           ---------------     ------------

    50         Short     U.S. Treasury Note 5 Yr

                                March/2005           $(5,462,500)        $(25,919)

    25         Short     U.S. Treasury Note 10 Yr

                                March/2005            (2,806,641)         (39,717)
                                                                      ---------------
                              Total unrealized depreciation ..........   $(65,636)
                                                                      ===============

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Alaska                                                                 3.1%
Arizona                                                                2.3
California                                                             6.9
Florida                                                                7.2
Georgia                                                                5.9
Hawaii                                                                 3.6
Illinois                                                              11.4
Michigan                                                               3.7
Missouri                                                               2.7
Nevada                                                                 3.2
New Hampshire                                                          4.6
New Mexico                                                             1.1
New Jersey                                                             2.5
New York                                                              12.7
North Carolina                                                         1.1
Ohio                                                                   2.2
Oregon                                                                 1.8
Pennsylvania                                                           4.5
Puerto Rico                                                            3.4
South Carolina                                                         1.1
Texas                                                                  9.8
Virginia                                                               5.3
Washington                                                             1.0
Joint exemptions*                                                     (1.1)
                                                                     -----
Total+                                                               100.0%
                                                                     =====

---------------
*   Joint exemptions have been included in each geographic location.
+   Does not include open futures contracts with an underlying face amount of
    $8,269,141 with unrealized depreciation of $65,636.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Bond Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Bond Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2005
                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Insured Municipal
     Bond Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2005
                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial Officer

                                       5